UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   February 9, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $88,667
List of Other Included Managers: NONE

                                                      FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------  ----------------- --------- -------- -------- --- ---- ------- --------- ------- --------- --------
Alcoa Inc                      COM      013817101      616   38200    SH       Sole              38200
Chevron Corp.                  COM      166764100      693    9000    SH       Sole               9000
Cisco Systems Inc.             COM      17275R102      675   28200    SH       Sole              28200
Dow Chemical                   COM      260543103      797   28853    SH       Sole              28853
EMC Corp                       COM      268648102      585   33500    SH       Sole              33500
Exxon Mobil                    COM      30231G102     1427   20933    SH       Sole              20933
FedEx Corporation              COM      31428X106      417    5000    SH       Sole               5000
Financial Select Sector SPDR   COM      81369Y605     1446  100500    SH       Sole             100500
General Electric               COM      369604103     1037   68563    SH       Sole              68563
Goldman Sachs Group            COM      38141G104      895    5300    SH       Sole               5300
IBM                            COM      459200101     1191    9100    SH       Sole               9100
IShares FTSE/Xinhua China 25   COM      464287184     2392   56600    SH       Sole              56600
IShares MSCI Brazil Index      COM      464286400     4253   57000    SH       Sole              57000
IShares MSCI Canada Index      COM      464286509     1056   40100    SH       Sole              40100
IShares MSCI EAFE              COM      464287465     7106  128500    SH       Sole             128500
IShares MSCI Emerging Markets  COM      464287234     7038  169600    SH       Sole             169600
IShares MSCI Pacific ex-Japan  COM      464286665      753   18200    SH       Sole              18200
IShares Russell 2000           COM      464287655    11755  188800    SH       Sole             188800
IShares S&P Europe 350         COM      464287861     2182   56000    SH       Sole              56000
IShares S&P Latin America      COM      464287390      478   10000    SH       Sole              10000
Industrial Select Sector SPDR  COM      81369Y704     1968   70800    SH       Sole              70800
International Paper            COM      460146103      418   15600    SH       Sole              15600
JP Morgan Chase                COM      46625H100      538   12900    SH       Sole              12900
Market Vectors Steel           COM      57060U308      738   12000    SH       Sole              12000
Masco Corp.                    COM      574599106     4295  311000    SH       Sole             311000
Microsoft Corp.                COM      594918104     1021   33500    SH       Sole              33500
Oil Service HOLDRS             COM      678002106     4474   37600    SH       Sole              37600
PowerShares QQQ Trust          COM      73935A104    10263  223500    SH       Sole             223500
Procter & Gamble               COM      742718109      521    8600    SH       Sole               8600
Regional Bank HOLDRS           COM      75902E100      995   13000    SH       Sole              13000
SPDR S&P 500 ETF               COM      78462F103    12036  108000    SH       Sole             108000
SPDR S&P MidCap 400 ETF        COM      78467Y107     1792   13600    SH       Sole              13600
Semiconductor HOLDRS           COM      816636203     1396   50000    SH       Sole              50000
TriMas Corp                    COM      896215209     1046  154500    SH       Sole             154500
Walt Disney Co.                COM      254687106      373   11554    SH       Sole              11554